Annual Total Returns [BarChart] - Western Asset Core Plus VIT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.40%
Annual Return 2012	17.88%
Annual Return 2013	9.21%
Annual Return 2014	(0.33%)
Annual Return 2015	1.20%
Annual Return 2016	4.55%
Annual Return 2017	5.75%
Annual Return 2018	(2.23%)
Annual Return 2019	12.17%
Annual Return 2020	9.31%